Summary of Significant Accounting Policies (Details 2) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Net loss (U.S. dollars in thousands)	$ (7,737)	$ (10,189)	$ (9,111)
Weighted-average ordinary shares outstanding - basic and diluted	7,096,266	2,956,908	2,459,088
Loss per ordinary basic and diluted (U.S. dollars)	$ (1.09)	$ (3.45)	$ (3.71)